UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
STOCKHOLDERS EQUITY
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000
Common stock, shares issued (in shares)	4,626,197	4,626,197
Common stock, shares outstanding (in shares)	4,626,197	4,626,197
Series D Preferred Shares [Member]
STOCKHOLDERS EQUITY
Preferred stock, shares outstanding (in shares)	100,000	100,000